Financial Instruments - Schedule of Financial Instruments by Category (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets at fair value through profit or loss		$ 1,000	$ 995,101
Financial assets at amortized cost (Note)	[1]	65,007,331	48,839,518
Financial assets, total		65,008,331	49,834,619
Financial liabilities
Financial liabilities at amortized cost (Note)	[1]	50,272,275	42,216,345
Warrant liabilities		20,082,272	6,221,482
Convertible preference share liabilities			7,767,238
Financial liabilities, total		$ 70,354,547	$ 56,205,065

[1]	Financial assets at amortized cost include cash and cash equivalents, restricted deposits, accounts receivable, net, other receivables, net and guarantee deposits paid.